Amendment No. 1 to
FORM N-23C-3
NOTIFICATION OF REPURCHASE OFFER
PURSUANT TO RULE 23C-3

1.	Investment Company Act File Number 811-10373
Date of Notification: July 31, 2007

2.	Exact name of investment company as specified in registration statement:

TH LEE, PUTNAM INVESTMENT TRUST

3.	Address of principal executive office:

ONE POST OFFICE SQUARE
BOSTON, MASSACHUSETTS 02109

4.	Check one of the following:

	A.	[X] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3.

	B.	[ ] The notification pertains to a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

	C.	[ ] The notification pertains to a periodic repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.

By:	/s/ Karen R. Kay
Vice President

EOPS tender offer application.

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Repurchase offer notice for TH Lee, Putnam Emerging Opportunities Portfolio
(THLPC logo)

Complete this Repurchase Request Form only if you are interested in selling shares at this time. The attached application should be completed and sent to your financial advisor. If you are not interested in selling shares, please disregard this form. No action is necessary on your part.

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REPURCHASE OFFER TERMS
TH LEE, PUTNAM EMERGING OPPORTUNITIES PORTFOLIO

These Repurchase Offer Terms (“Terms”) provide supplemental information to the letter that accompanies these Terms (the “Repurchase Notification Letter”).

1. The Repurchase Offer. TH Lee, Putnam Emerging Opportunities Portfolio (the “fund”) is offering to repurchase for cash up to 5% (the "Repurchase Offer Amount") of its issued and outstanding shares at a price equal to the net asset value per share ("net asset value") as of the close of business on the New York Stock Exchange on the Repurchase Pricing Date (defined below) upon the terms and conditions set forth herein. The Repurchase Notification Letter, these Repurchase Offer Terms, and the fund's prospectus and statement of additional information together constitute the “Repurchase Offer.” The offer and acceptance of tender of shares of the fund are made upon the terms and conditions stated in the Repurchase Offer. The Repurchase Offer is not conditioned upon the tender for repurchase of any minimum number of shares.

2. Repurchase Request Deadline. All tenders of shares for repurchase must be received in proper form by the fund on or before the close of the New York Stock Exchange (usually 4 p.m. Eastern time) by the date shown in the accompanying Repurchase Notification Letter (the “Repurchase Request Deadline”).

3. Repurchase Pricing Date. The net asset value for the repurchase will be determined no later than 7 days following the Repurchase Request Deadline. The fund anticipates, however, that normally the Repurchase Pricing Date will be the same date as the Repurchase Request Deadline.

4. Payment for Shares Repurchased. The fund will pay repurchase proceeds within seven calendar days after the Repurchase Pricing Date. The fund will not charge a repurchase fee.

5. Net Asset Value. The net asset value of the fund on the date shown in the Repurchase Notification Letter. You must decide whether to tender shares prior to the Repurchase Request Deadline, but the net asset value at which the fund will repurchase shares will not be calculated until the Repurchase Pricing Date. The net asset value of the shares may fluctuate between the date of your repurchase request or the Repurchase Request Deadline and the Repurchase Pricing Date. There can be no assurance that the net asset value of the shares on the Repurchase Pricing Date will be as high as the net asset value of the shares on the date of your repurchase request or the Repurchase Request Deadline. The fund's shares are not traded on any organized market or exchange.

6. Increase in Number of Shares Repurchased; Pro Rata Repurchases. If shareholders tender more shares for repurchase than the Repurchase Offer Amount, the fund may (but is not obligated to) repurchase an additional two percent (2%) of the shares above the Repurchase Offer Amount. If the fund determines not to repurchase the additional 2%, or if shareholders tender shares in excess of the Repurchase Offer Amount plus the 2%, the fund will repurchase shares tendered on a pro rata basis. The fund may, however, in its discretion accept all shares tendered by shareholders who own less than 100 shares and who tender all their shares, before prorating the shares tendered by other shareholders. There can be no assurance that the fund will be able to repurchase all shares that you have tendered, even if you tender all shares held in your account. In the event of an oversubscribed Repurchase Offer, you may be unable to sell some or all of your investment. You may have to wait until a subsequent Repurchase Offer to tender shares that the fund is unable to repurchase, and you would be subject to the risk of net asset value fluctuations during that time period.

7. Withdrawal of Tender of Shares to be Repurchased. Requests for repurchase of shares may be withdrawn or modified at any time prior to the close of trading on the New York Stock Exchange (usually 4 p.m. Eastern time) on the Repurchase Request Deadline by submitting written notice to the fund or your financial adviser.

8. Suspension or Postponement of Repurchase Offer. The fund may suspend or postpone a Repurchase Offer in limited circumstances, and only by vote of a majority of the Board of Trustees, including a majority of the independent Trustees. These circumstances are limited and include the following:

(a) if the repurchase of shares would cause the fund to lose its status as a regulated investment company under Subchapter M of the Internal Revenue Code;

(b) if the shares are listed on a national securities exchange or quoted in an inter-dealer quotation system of a national securities association and the repurchase of shares would cause the shares to lose that status;

(c) for any period during which the New York Stock Exchange or any other market on which the fund’s shares are principally traded is closed, other than customary weekend and holiday closings, or during which trading in such market is restricted;

(d) for any period during which an emergency exists as a result of which it is not reasonably practicable for the fund to dispose of securities it owns or to determine the value of the fund's net assets; or

(e) for any other periods that the Securities and Exchange Commission permits by order for the protection of shareholders.

You will be notified if the fund suspends or postpones the Repurchase Offer. If the fund renews the Repurchase Offer after a suspension or postponement, you will be sent a new notification.

9. Tax Consequences. You should review the tax information in the fund's prospectus and statement of additional information and consult your tax adviser regarding the specific tax consequences, including any state and local tax consequences, of participating in the Repurchase Offer. Special tax rules apply to shares repurchased from retirement plan accounts. Each January, you will be sent information on the tax status of any distribution made during the previous calendar year. If the transaction is treated as a sale for tax purposes, any gain or loss recognized will be treated as a capital gain or loss by shareholders that hold their shares as a capital asset.

10. Documents in Proper Form. All questions as to validity, form, eligibility (including time of receipt) and acceptance of tenders of shares will be determined by the fund, in its sole discretion, which determination shall be final and binding. The fund reserves the absolute right to reject any or all tenders of shares determined to be in appropriate form or to refuse to accept for payment, purchase or pay for any shares if, in the opinion of the fund's counsel, accepting, purchasing or paying for such shares would be unlawful. The fund also reserves the absolute right to waive any of the conditions of the Repurchase Offer or any defect in any tender of shares whether generally or with respect to any particular shares(s) or shareholders. The fund's interpretations of the terms and conditions of the Repurchase Offer shall be final and binding. Unless waived, any defects or irregularities in connection with tenders of shares must be cured within such times as the fund shall determine. Tenders of shares will not be deemed to have been made until the defects or irregularities have been cured or waived.

Neither the fund nor its Board of Trustees make any recommendation to any shareholder whether to tender or refrain from tendering shares. Each shareholder must make an independent decision whether to tender shares and, if so, how many shares to tender.

No person has been authorized to make any recommendation on behalf of the fund as to whether shareholders should tender shares pursuant to this Repurchase Offer. No person has been authorized to give any information or to make any representations in connection with the Repurchase Offer other than those contained herein or in the fund's prospectus, statement of additional information or account application. If given or made, such recommendation and such information and representation may not be relied upon as having been authorized by the fund, its investment adviser, distributor or transfer agent.

For per share net asset value and other information, or for a copy of the fund’s prospectus, call a TH Lee, Putnam Capital representative at 1-888-493-1199 extension 41222 or your financial adviser.

(THLPC logo)
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TH Lee, Putnam Emerging Opportunities Portfolio
Repurchase Request Form

Detach and complete this Repurchase Request Form only if you are interested in selling shares at this time. This form should be completed and sent to your financial advisor. If you are not interested in selling shares, please disregard this form. No action is necessary on your part. Your financial advisor must submit your request to the Fund by the quarterly repurchase closing date. If you have any questions, please contact a TH Lee, Putnam Capital representative at 1-888-493-1199 extension 41222.

I/we hereby tender the TH Lee, Emerging Opportunities Portfolio shares designated below for repurchase at a price equal to their net asset value per share (NAV) on the Repurchase Pricing Date that applies to this quarterly Repurchase Offer.

Please use blue or black ink and print clearly.

Account information

Putnam account number:

Name(s) of registered shareholders (please fill in EXACTLY as listed on your account statement)

Social security number or taxpayer identification number:

Daytime telephone number:

Shares to be tendered for repurchase (please fill in all applicable information. Please check only one box.)

1)	Partial tender of shares	Please repurchase ______ shares from my
account.

2)	Full tender of all shares	Please repurchase all shares from my
account.

3)	Partial tender- dollar amount	Please repurchase enough of my shares so I
will receive $______

Payment and delivery instructions

The check for the proceeds of repurchased shares will be issued to the name of the registered shareholder(s) and mailed to the address of record. Alternate payment methods require your signature guarantee. If alternate payment and/or delivery is required, please provide instructions below.

Please make check payable to the registration and address of record.

Please make the check payable to: (Requires signature guarantee.)

Name	M.I.	Last name
Address
Address
City, State, zip

Please wire to my bank: (Requires signature guarantee.)

Bank name
Bank address
City, State, zip

Bank ABA number
Bank account number
Checking/savings
Bank phone number
Name(s) on account

(Putnam does not impose a service charge for this service, but your banking institution might. Please contact your bank for details.)

Certification and signature

Under penalties of perjury, I certify that (1) the number set forth above is my correct social security number or Taxpayer identification number, and (2) I am not subject to backup withholding either because (a) I am exempt from backup withholding, (b) I have not been notified by the Internal revenue Service that I am subject to backup withholding as a result of failure to report all interest or dividends, or (c) the Internal Revenue Service has notified me that I am no longer subject to backup withholding.

Signature(s) of owner (s). All owners of joint accounts must sign this form.

Signature of owner	Month/day/year
Signature of joint owner	Month/day/year

If shares are held in the name of a trustee, executor, guardian, corporation, or other representative capacity, please also provide your title and submit evidence of your authority.

A signature guarantee is required if delivery or payment instructions request something other than the registered account name or address.
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Signature guarantee:
Please place signature guarantee stamp here.

Each signature must be guaranteed by a bank, broker-dealer, savings and loan association, credit union, national securities exchange or any other “eligible guarantor institution” as defined in the rules adopted by the Securities and Exchange Commission. A signature guarantee may NOT be obtained through a notary republic.
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Please return this completed form to your financial advisor. Your financial advisor must submit your request to the Fund by the repurchase closing date as noted each quarter. If you have any questions, please contact a TH Lee, Putnam Capital representative at 1-888-493-1199 extension 41222.

**Steven D. Krichmar**
*Senior Managing Director*
Chief of Operations

**PUTNAM** INVESTMENTS

July 2007

Dear TH Lee, Putnam Emerging Opportunities Portfolio shareholder:

We are writing to notify you of the Fund's quarterly repurchase offer. If you are not interested in selling shares at this time, please disregard this notice; no action is necessary on your part.

The Fund is offering to repurchase 5% of its outstanding shares at their net asset value. Noted here are the important dates related to the repurchase offer. The repurchase offer period will begin on Wednesday, July 11, 2007, and will end on Friday, August 10, 2007. During this time, you may tender your shares to the Fund by submitting a repurchase request. **If you wish to have shares repurchased, simply complete the enclosed form and submit your repurchase request to your financial representative in advance of August 10 so that your representative has sufficient time to forward your request to the Fund.** You have until August 10 to withdraw or modify your repurchase request.

The Fund will repurchase shares at their net asset value as of August 10. For your reference, on July 5, 2007, the Fund's share price at net asset value was $33.10. Please note that the Fund's net asset value fluctuates daily in response to market conditions, and the net asset value on the pricing date may differ from the price noted above. Please visit www.putnam.com or call a TH Lee, Putnam Capital representative to obtain the latest share price. Checks for repurchase proceeds will be mailed no later than August 16, 2007.

Each quarter the Fund intends to repurchase 5% of its outstanding shares at their net asset value, although the Trustees may approve a larger percentage if recommended by TH Lee, Putnam Capital. If the total number of shares tendered for repurchase exceeds this amount, the Fund will repurchase the tendered shares pro rata. If fewer shares than you requested are repurchased, it will be indicated on the confirmation statement you receive with your proceeds. Shares that are not repurchased will not automatically be submitted in the next quarterly repurchase offer. If you still wish to have them repurchased, you must tender them again. Enclosed is additional information on the repurchase process of the Fund.

We will contact you again next quarter to remind you of the quarterly repurchase offer. If you have any questions, please call your financial representative or a TH Lee, Putnam Capital representative at 1-888-493-1199. Thank you again for your participation in TH Lee, Putnam Emerging Opportunities Portfolio.

Sincerely,

| |
|---|
| Not FDIC Insured |
| May Lose Value |
| No Bank Guarantee |

Putnam Retail Management

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William T. Connolly, Jr., CFA
Senior Managing Director
Head of Retail Management

Putnam Retail Management LP
One Post Office Square
Boston, Massachusetts 02109

July 2007

Dear Investment Colleague:

Since 2001, TH Lee, Putnam Emerging Opportunities Portfolio has served investors as a closed-end interval fund pursuing a combination of attractive aggressive-growth investment opportunities in both the public and private equity markets. The fund’s Board of Trustees has regularly reviewed the fund, its investment mandate, and the market for public/private funds. After concluding a recent review, the Trustees have approved a plan of liquidation for the fund, believing the plan to be in the best interests of fund shareholders.

In making this decision, the Trustees considered that shareholders have shown strong demand for liquidity by regularly oversubscribing the fund’s quarterly share repurchase offers over the past two years. In addition, the fund’s public/private strategy has become more difficult to maintain for two reasons: Four of the five portfolio investments originally obtained as private equity securities have made initial public offerings; and the fund’s current small asset size hinders the possibility of investing in private equities while maintaining the fund’s liquidity needs.

The plan of liquidation requires approval by the fund’s shareholders. We are sending your clients who are shareholders in the fund a letter announcing the decision. The Trustees have scheduled a shareholder meeting in October. A proxy statement containing more information about the plan of liquidation will be mailed to your clients in the coming weeks.

Shareholders will also be asked to approve the discontinuation of the fund’s quarterly repurchase offers; this is a condition for implementing the plan of liquidation. If shareholders approve these proposals at the October shareholder meeting, the fund expects that the current repurchase offer, which expires on August 10, 2007, would be the last quarterly repurchase offer.

The Trustees of the fund are recommending that shareholders approve the proposals, and hope you will encourage your clients to vote their proxies for the reasons described above.

If the plan of liquidation is approved, the process of liquidating the portfolio will begin immediately. The portfolio team will cease all investment activity other than managing the sale of securities and the fund’s cash levels. We anticipate that the fund will make more than one distribution as the portfolio

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team carefully manages the liquidation. It may require a number of months to complete the liquidation due to the relatively thin trading market for the fund’s private investments that have completed public offerings.

I encourage you to consider Putnam funds as investment options for your clients. For information about funds that could serve as part of a diversified portfolio, please call your Putnam wholesaler at 1-800-354-4000.

If you have any questions regarding the plan of liquidation, please call Putnam Dealer Marketing Services at 1-888-493-1199. The proxy statement will contain further details about the proposals.

Thank you for your support of TH Lee, Putnam Emerging Opportunities Portfolio, and for the time you take to advise your clients about the liquidation.

Sincerely,

The Trustees of the fund have authorized the solicitation of shareholder votes in connection with the proposals described above. Shareholders should carefully read the forthcoming proxy statement because it will contain important information about the proposals and about the interests of the fund’s Trustees and service providers. The proxy statement and other solicitation materials will be available for free at www.sec.gov, the Web site of the Securities and Exchange Commission, and will also be available free of charge from TH Lee, Putnam Capital by calling 1-888-493-1199.

Steven D. Krichmar
Senior Managing Director
Chief of Operations

Putnam Investor Services
P.O. Box 41203
Providence, Rhode Island 02940
www.putnam.com

July 2007

Dear Shareholder:

Since 2001, TH Lee, Putnam Emerging Opportunities Portfolio has served investors as a closed-end interval fund pursuing a combination of attractive aggressive-growth investment opportunities in both the public and private equity markets. The fund’s Board of Trustees has regularly reviewed the fund, its investment mandate, and the market for public/private funds. After concluding a recent review, the Trustees have approved a plan of liquidation for the fund, believing the plan to be in the best interests of fund shareholders.

In making this decision, the Trustees considered that shareholders have shown strong demand for liquidity by regularly oversubscribing the fund’s quarterly share repurchase offers over the past two years. In addition, the fund’s public/private strategy has become more challenging to maintain for two reasons: Four of the five portfolio investments originally obtained as private equity securities have made initial public offerings; and the fund’s current small asset size hinders the possibility of investing in private equities while maintaining the fund’s liquidity needs.

The plan of liquidation requires approval by the fund’s shareholders. The Trustees have scheduled a shareholder meeting in October. A proxy statement containing more information about the plan of liquidation will be mailed to you in the coming weeks.

As a shareholder, you will also be asked to approve the discontinuation of the fund’s quarterly repurchase offers; this is a condition for implementing the plan of liquidation. The reason for this condition is that during liquidation, the fund does not expect that it would have sufficient cash on hand to satisfy regular quarterly repurchase requests. If shareholders approve these proposals at the October shareholder meeting, the fund expects that the current repurchase offer, which expires on August 10, 2007, would be the last quarterly repurchase offer. The liquidation proposals will not affect the timing of the August repurchase offer.

The Trustees of the fund are recommending that you and all shareholders approve the plan of liquidation for the reasons described above.

If the plan of liquidation is approved, the process of liquidating the portfolio will begin immediately. The portfolio team will cease all investment activity other than managing the sale of securities

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and the fund’s cash levels. We anticipate that the fund will make more than one distribution as the portfolio team carefully manages the liquidation. It may require a number of months to complete the liquidation due to the relatively thin trading market for the fund’s private investments that have completed public offerings.

If you have any questions regarding the plan of liquidation, please call your financial representative, or call TH Lee, Putnam Capital at 1-888-493-1199.

Thank you for your support of TH Lee, Putnam Emerging Opportunities Portfolio.

Sincerely,

The Trustees of the fund have authorized the solicitation of shareholder votes in connection with the proposals described above. Shareholders should carefully read the forthcoming proxy statement because it will contain important information about the proposals and about the interests of the fund’s Trustees and service providers. The proxy statement and other solicitation materials will be available for free at www.sec.gov, the Web site of the Securities and Exchange Commission, and will also be available free of charge from TH Lee, Putnam Capital by calling 1-888-493-1199.